DISCONTINUED OPERATIONS (Details Textual) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) from discontinued operations	[1]		$ (154.9)	$ 50.0
Net Cash Received From Disposal Of Mesquite Asset		$ 158.0
Disposal Costs Incurred		0.9
Working Capital ReceivableDiscontinued Operations Including Cash and Cash Equiliance from The Purchasing Company		11.2
Deferred income classified as current			0.0	$ 3.0
Mesquite [Member]
Cash and cash equivalents classified as part of disposal group held for sale		$ 7.3
Net Cash Proceeds from sale of subsidiaries			149.8
Working Capital Excluding Cash and Cash Equivalent			$ 8.5

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.